PIONEER VARIABLE CONTRACTS TRUST

Pioneer Real Estate Shares VCT Portfolio — Class I and II Shares

Schedule of Investments
September 30, 2019

Schedule of Investments 9/30/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.7%
	COMMON STOCKS - 99.7% of Net Assets
	Construction Materials - 0.6%
1,121	Vulcan Materials Co.	$169,540
	Total Construction Materials	$169,540
	Equity Real Estate Investment Trusts (REITs) - 98.0%
7,817	Agree Realty Corp.	$571,813
3,605	Alexandria Real Estate Equities, Inc.	555,314
637	American Tower Corp.	140,860
26,387	Americold Realty Trust	978,166
13,567	Armada Hoffler Properties, Inc.	245,427
51,800	Ashford Hospitality Trust, Inc.	171,458
16,847	Brixmor Property Group, Inc.	341,825
7,087	Camden Property Trust	786,728
11,090	Community Healthcare Trust, Inc.	494,060
6,229	CorEnergy Infrastructure Trust, Inc.	294,133
1,525	CoreSite Realty Corp.	185,821
7,966	CubeSmart	278,013
3,423	CyrusOne, Inc.	270,759
8,044	Douglas Emmett, Inc.	344,525
11,978	Easterly Government Properties, Inc.	255,131
4,933	EastGroup Properties, Inc.	616,724
3,460	Equinix, Inc.	1,995,728
5,743	Equity LifeStyle Properties, Inc.	767,265
1,069	Essex Property Trust, Inc.	349,189
12,572	Extra Space Storage, Inc.	1,468,661
20,251	Franklin Street Properties Corp.	171,323
20,260	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	590,579
32,379	HCP, Inc.	1,153,664
35,168	Host Hotels & Resorts, Inc.	608,055
2,755	Investors Real Estate Trust	205,716
9,447	Invitation Homes, Inc.	279,726
14,938	iStar, Inc.	194,941
16,760	Kimco Realty Corp.	349,949
16,644	Lexington Realty Trust, Class B	170,601
4,022	LTC Properties, Inc.	206,007
13,455	Medical Properties Trust, Inc.	263,180
5,111	Mid-America Apartment Communities, Inc.	664,481
8,854	National Storage Affiliates Trust	295,458
17,063	NexPoint Residential Trust, Inc.	797,866
7,786	Office Properties Income Trust	238,563
5,123	Outfront Media, Inc.	142,317
21,882	Prologis, Inc.	1,864,784
2,535	PS Business Parks, Inc.	461,243
10,954	Realty Income Corp.	839,953
6,407	Retail Value, Inc.	237,315
15,031	Rexford Industrial Realty, Inc.	661,664
25,988	Senior Housing Properties Trust	240,519
5,629	Simon Property Group, Inc.	876,154
4,971	Spirit Realty Capital, Inc.	237,912
13,888	STORE Capital Corp.	519,550
5,723	Sun Communities, Inc.	849,579
12,330	Terreno Realty Corp.	629,940
9,216	UDR, Inc.	446,792
2,803	Universal Health Realty Income Trust	288,148
40,005	Washington Prime Group, Inc.	165,621
11,597	Welltower, Inc.	1,051,268
8,565	Weyerhaeuser Co.	237,251
7,516	WP Carey, Inc.	672,682
	Total Equity Real Estate Investment Trusts (REITs)	$27,724,401
	IT Services - 1.1%
3,916(a)	InterXion Holding NV	$318,998
	Total IT Services	$318,998
	TOTAL COMMON STOCKS
	(Cost $21,894,054)	$28,212,939
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.7%
	(Cost $21,894,054)	$28,212,939
	OTHER ASSETS AND LIABILITIES - 0.3%	$95,203
	NET ASSETS - 100.0%	$28,308,142

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2019, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$28,212,939	$–	$–	$28,212,939
Total Investments in Securities	$28,212,939	$–	$–	$28,212,939

For the nine months ended September 30, 2019, there were no transfers between Levels 1, 2 and 3.